                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

               (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

REPORT FOR CALENDAR MONTH ENDING:   November, 1999

                          The France Growth Fund, Inc.
               (Name of registered closed-end investment company)

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
--------------------------------------------------------------------------------------------------------------------------
                                                                                Approximate Asset
                                                                                    Value or
                                            Number of                           approximate asset
  Date of each     Identification of         Shares                             coverage per share      Name of Seller or
  Transaction          Security             Purchased      Price per Share      at time of purchase    of Seller's Broker
  -----------      -----------------        ---------      ---------------      -------------------    ------------------
    11/22/99          Common Stock           19,600            14.7500                17.52               PaineWebber
                                                                                                            Houston
    11/23/99          Common Stock            3,300            14.6875                17.43               PaineWebber
                                                                                                            Houston
    11/23/99          Common Stock            7,100            14.7500                17.43               PaineWebber
                                                                                                            Houston
    11/24/99          Common Stock            5,333            14.6875                17.40               PaineWebber
                                                                                                            Houston
    11/29/99          Common Stock           10,000            14.9375                17.86               PaineWebber
                                                                                                            Houston
    11/30/99          Common Stock           10,000            14.8125                17.70               PaineWebber
                                                                                                            Houston
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

REMARKS: None                                 The France Growth Fund, Inc
                                              ---------------------------
                                              Name of Registrant

                                     By:      /s/ Frederick J. Schmidt
                                     Name:    Frederick J. Schmidt
                                     Title:   Vice President and Treasurer